Average Annual Total Returns	12 Months Ended
Dec. 31, 2012
Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.78%
Five Years	6.68%
Ten Years	6.39%
Inception Date	Jun. 29, 2000
Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.87%
Five Years	6.81%
Since Inception	6.26%
Inception Date	Dec. 12, 2003
Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.90%
Five Years	6.79%
Since Inception	6.18%
Inception Date	Jun. 10, 2005
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.91%
Five Years	7.70%
Ten Years	6.25%
Inception Date	Mar. 01, 1994
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.05%
Five Years	7.85%
Since Inception	7.41%
Inception Date	Jan. 26, 2006
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.02%
Five Years	7.80%
Since Inception	7.85%
Inception Date	Apr. 03, 2007
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.02%
Five Years	7.81%
Since Inception	8.24%
Inception Date	Jun. 04, 2007
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.07%
Since Inception	8.30%
Inception Date	Nov. 30, 2011
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.02%
Five Years	7.81%
Ten Years	6.34%
Inception Date	Nov. 12, 2001
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.49%
Five Years	10.05%
Ten Years	7.84%
Inception Date	Mar. 01, 1994
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.63%
Five Years	10.20%
Since Inception	8.89%
Inception Date	Feb. 02, 2006
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.49%
Five Years	10.11%
Since Inception	9.81%
Inception Date	Apr. 03, 2007
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.65%
Since Inception	10.09%
Inception Date	Oct. 06, 2011
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.95%
Five Years	3.70%
Ten Years	3.61%
Inception Date	Mar. 01, 1994
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.08%
Since Inception	2.02%
Inception Date	Sep. 27, 2011
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.10%
Since Inception	2.05%
Inception Date	Sep. 29, 2011
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.02%
Five Years	3.79%
Since Inception	4.29%
Inception Date	Apr. 03, 2007
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.05%
Five Years	3.80%
Since Inception	4.29%
Inception Date	Mar. 30, 2007
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.05%
Five Years	3.80%
Ten Years	3.70%
Inception Date	Nov. 12, 2001
Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.91%
Since Inception	6.16%
Inception Date	Jan. 26, 2009
Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.99%
Since Inception	6.17%
Inception Date	Feb. 17, 2009
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.05%
Five Years	5.80%
Ten Years	5.07%
Inception Date	Dec. 11, 1986
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.18%
Five Years	5.95%
Ten Years	5.21%
Inception Date	Sep. 18, 1995
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.15%
Five Years	5.91%
Ten Years	5.17%
Inception Date	Nov. 12, 2001
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.20%
Five Years	5.96%
Ten Years	5.22%
Inception Date	Sep. 18, 1995
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.04%
Five Years	5.89%
Since Inception	6.08%
Inception Date	Apr. 03, 2007
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.15%
Five Years	5.91%
Since Inception	6.12%
Inception Date	Sep. 01, 2006
Return After Taxes on Distributions | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.64%
Five Years	5.48%
Ten Years	4.92%
Return After Taxes on Distributions | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.68%
Five Years	5.56%
Since Inception	4.70%
Return After Taxes on Distributions | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.42%
Five Years	6.06%
Ten Years	4.52%
Return After Taxes on Distributions | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.51%
Five Years	6.16%
Since Inception	5.67%
Return After Taxes on Distributions | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.51%
Five Years	6.16%
Since Inception	6.22%
Return After Taxes on Distributions | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.49%
Five Years	6.13%
Since Inception	6.54%
Return After Taxes on Distributions | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.67%
Five Years	8.07%
Ten Years	5.85%
Return After Taxes on Distributions | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.76%
Five Years	8.17%
Since Inception	6.87%
Return After Taxes on Distributions | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.66%
Five Years	8.12%
Since Inception	7.84%
Return After Taxes on Distributions | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.38%
Five Years	2.78%
Ten Years	2.47%
Return After Taxes on Distributions | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.47%
Since Inception	1.33%
Return After Taxes on Distributions | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.42%
Five Years	2.86%
Since Inception	3.29%
Return After Taxes on Distributions | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.45%
Five Years	2.84%
Since Inception	3.23%
Return After Taxes on Distributions | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.92%
Since Inception	4.87%
Return After Taxes on Distributions | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.97%
Since Inception	4.87%
Return After Taxes on Distributions | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.98%
Five Years	4.41%
Ten Years	3.53%
Return After Taxes on Distributions | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.07%
Five Years	4.50%
Ten Years	3.62%
Return After Taxes on Distributions | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.95%
Five Years	4.49%
Since Inception	4.66%
Return After Taxes on Distributions | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.05%
Five Years	4.48%
Since Inception	4.60%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.60%
Five Years	5.04%
Ten Years	4.64%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.66%
Five Years	5.13%
Since Inception	4.46%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.86%
Five Years	5.70%
Ten Years	4.37%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.95%
Five Years	5.80%
Since Inception	5.38%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.93%
Five Years	5.79%
Since Inception	5.84%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.93%
Five Years	5.77%
Since Inception	6.14%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.76%
Five Years	7.50%
Ten Years	5.57%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.85%
Five Years	7.60%
Since Inception	6.46%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.77%
Five Years	7.55%
Since Inception	7.31%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.31%
Five Years	2.64%
Ten Years	2.42%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.40%
Since Inception	1.37%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.36%
Five Years	2.71%
Since Inception	3.10%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.38%
Five Years	2.71%
Since Inception	3.06%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.60%
Since Inception	4.54%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.65%
Since Inception	4.54%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.69%
Five Years	4.16%
Ten Years	3.43%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.78%
Five Years	4.25%
Ten Years	3.52%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.69%
Five Years	4.23%
Since Inception	4.39%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.76%
Five Years	4.23%
Since Inception	4.36%
Based on Market Value | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.92%
Five Years	7.77%
Since Inception	7.89%
Based on Market Value | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.05%
Five Years	10.03%
Since Inception	9.83%
Based on Market Value | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.04%
Five Years	3.77%
Since Inception	4.29%
Based on Market Value | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.99%
Five Years	5.80%
Since Inception	6.09%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.21%
Since Inception	6.36%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.21%
Since Inception	6.33%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.21%
Five Years	5.95%
Ten Years	5.18%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.21%
Five Years	5.95%
Ten Years	5.18%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.21%
Five Years	5.95%
Ten Years	5.18%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.21%
Five Years	5.95%
Ten Years	5.18%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.21%
Five Years	5.95%
Since Inception	6.12%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.21%
Five Years	5.95%
Since Inception	6.13%
Barclays U.S. 1-5 Year Gov Credit Bond Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.24%
Five Years	3.83%
Ten Years	3.72%
Barclays U.S. 1-5 Year Gov Credit Bond Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.24%
Five Years	3.83%
Since Inception	4.32%
Barclays U.S. 1-5 Year Gov Credit Bond Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.24%
Five Years	3.83%
Since Inception	4.31%
Barclays U.S. 1-5 Year Gov Credit Bond Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.24%
Five Years	3.83%
Ten Years	3.72%
Barclays U.S. 5-10 Year Gov Credit Bond Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.21%
Five Years	7.78%
Ten Years	6.31%
Barclays U.S. 5-10 Year Gov Credit Bond Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.21%
Five Years	7.78%
Since Inception	7.29%
Barclays U.S. 5-10 Year Gov Credit Bond Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.21%
Five Years	7.78%
Since Inception	7.80%
Barclays U.S. 5-10 Year Gov Credit Bond Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.21%
Five Years	7.78%
Since Inception	8.19%
Barclays U.S. 5-10 Year Gov Credit Bond Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.21%
Five Years	7.78%
Ten Years	6.31%
Barclays U.S. Long Gov Credit Bond Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.78%
Five Years	10.16%
Ten Years	7.96%
Barclays U.S. Long Gov Credit Bond Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.78%
Five Years	10.16%
Since Inception	8.83%
Barclays U.S. Long Gov Credit Bond Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.78%
Five Years	10.16%
Since Inception	9.82%
Barclays U.S. Treasury Inflation Protected Securities Index | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.98%
Five Years	7.04%
Ten Years	6.65%
Barclays U.S. Treasury Inflation Protected Securities Index | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.98%
Five Years	7.04%
Since Inception	6.39%
Barclays U.S. Treasury Inflation Protected Securities Index | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.98%
Five Years	7.04%
Since Inception	6.33%
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.32%
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.32%
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.32%
Five Years	none
Ten Years	none
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.32%
Five Years	none
Ten Years	none
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.32%
Five Years	none
Ten Years	none
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.32%
Five Years	none
Ten Years	none
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.32%
Five Years	none
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.32%
Five Years	none
Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.24%
Five Years	none
Ten Years	none
Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.24%
Since Inception	2.10%
Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.24%
Since Inception	2.11%
Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.24%
Five Years	none
Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.24%
Five Years	none
Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.24%
Five Years	none
Ten Years	none
Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.22%
Five Years	none
Ten Years	none
Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.22%
Five Years	none
Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.22%
Five Years	none
Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.22%
Five Years	none
Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.22%
Since Inception	8.31%
Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.22%
Five Years	none
Ten Years	none
Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.79%
Five Years	none
Ten Years	none
Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.79%
Five Years	none
Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.79%
Five Years	none
Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.79%
Since Inception	9.96%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.32%
Since Inception	6.41%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.32%
Since Inception	6.39%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.32%
Five Years	5.99%
Ten Years	5.20%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.32%
Five Years	5.99%
Ten Years	5.20%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.32%
Five Years	5.99%
Ten Years	5.20%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.32%
Five Years	5.99%
Ten Years	5.20%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.32%
Five Years	5.99%
Since Inception	6.16%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.32%
Five Years	5.99%
Since Inception	6.16%
Spliced Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.24%
Five Years	3.84%
Ten Years	3.72%
Spliced Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.24%
Five Years	3.84%
Since Inception	4.33%
Spliced Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.24%
Five Years	3.84%
Since Inception	4.31%
Spliced Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.24%
Five Years	3.84%
Ten Years	3.72%
Spliced Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.22%
Five Years	7.78%
Ten Years	6.32%
Spliced Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.22%
Five Years	7.78%
Since Inception	7.30%
Spliced Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.22%
Five Years	7.78%
Since Inception	7.81%
Spliced Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.22%
Five Years	7.78%
Since Inception	8.19%
Spliced Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.22%
Five Years	7.78%
Ten Years	6.32%
Spliced Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.79%
Five Years	10.16%
Ten Years	7.96%
Spliced Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.79%
Five Years	10.16%
Since Inception	8.82%
Spliced Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.79%
Five Years	10.16%
Since Inception	9.83%